Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Accrued voyage expenses	$ 1,436	$ 51
Accrued loan interest	1,738	3,285
Accrued legal and professional fees	1,607	2,651
Total accrued expenses	$ 4,781	$ 5,987